Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Changes in assumptions and experience gains and losses that are greater than	10.00%
Sales	$ 32,647	$ 39,431
Unbilled accounts receivable	425	318
Deferred revenue	214	199
Deferred revenue recognized	81	91
Research and development costs	$ 830	640
Unrecognized income tax benefits	50.00%
Leases term	12 months
Tooling And Engineering [Member]
Significant Accounting Policies [Line Items]
Sales	$ 739	749
Accounts receivable	$ 5,100	$ 4,500
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets	4 years
Contract with customer agreement termination period	5 years
Payment term duration	30 days
Minimum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	2.50%
Minimum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	7.00%
Minimum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of finite-lived intangible assets	15 years
Contract with customer agreement termination period	7 years
Payment term duration	90 days
Maximum [Member] | Building [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	5.00%
Maximum [Member] | General Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	10.00%
Maximum [Member] | Special Purpose Equipment [Member]
Significant Accounting Policies [Line Items]
Annual rates of depreciation on fixed assets	33.00%